Shareholder Report, Holdings (Details) - WealthTrust DBS Long Term Growth ETF	Jan. 31, 2025
Invesco QQQ Trust Series ETF
Holdings [Line Items]
Percent of Net Asset Value	11.38%
iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco S&P 500® Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Netflix, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	3.25%
SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.87%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	11.79%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	10.76%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	1.95%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	4.27%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	9.63%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	6.93%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	8.84%
INFORMATION TECHNOLOGY
Holdings [Line Items]
Percent of Net Asset Value	10.98%
BONDS ETFS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
CRYPTO ETFS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
LARGE CAP ETFS
Holdings [Line Items]
Percent of Net Asset Value	22.28%
METALS ETFS
Holdings [Line Items]
Percent of Net Asset Value	4.15%
SMALL CAP ETFS
Holdings [Line Items]
Percent of Net Asset Value	1.96%